ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Kaixin Auto Group (“KAG”) was founded in 2011 and was incorporated in the Cayman Islands. Renren Inc. (“Renren”) is KAG’s parent company. On November 2, 2018, CM Seven Star Acquisition Corporation (“CM Seven Star”), entered into a share exchange agreement (the “Share Exchange Agreement”) with Renren and KAG. Pursuant to the Share Exchange Agreement, CM Seven Star acquired all of the issued and outstanding ordinary shares of KAG from Renren by newly issuing ordinary shares of CM Seven Star to Renren (“SPAC Transaction”). The SPAC Transaction was consummated on April 30, 2019. Renren retains the ultimate control on KAG after the SPAC Transaction, which was accounted for as a reverse recapitalization and fully described below. In connection with the closing of the SPAC Transaction, CM Seven Star changed its name to Kaixin Auto Holdings (“KAH”).

KAH, its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Company”) is primarily engaged in the operation of used car sales business and financing services provided to used car dealerships.

(a)	Reverse recapitalization

On April 30, 2019, KAH consummated the SPAC Transaction pursuant to the Share Exchange Agreement, where KAH acquired 100% of the issued and outstanding ordinary shares of KAG, i.e., 160,000,000 ordinary shares of KAG, in exchange for 28,284,300 ordinary shares of KAH newly issued to Renren. There were 3,300,000 ordinary shares of KAH (“Indemnity Shares”) out of the newly issued shares to Renren held in escrow as potential indemnity for claims that may be asserted under the Share Exchange Agreement. Any Indemnity Shares remaining in escrow on May 2021 will be released to Renren, if they are not disbursed due to indemnification claims prescribed in the Share Exchange Agreement.

KAG was determined to be the accounting acquirer given Renren effectively controlled the combined entity KAH after the SPAC Transaction. The transaction is not a business combination because KAH was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by KAG for the net monetary assets of KAH, accompanied by a recapitalization. KAG is determined as the predecessor and the historical financial statements of KAG became KAH’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1562 established in the reverse recapitalization transaction, which is 24,984,300 divided by 160,000,000, to reflect the equity structure of KAH. Loss per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 15. The adjustments are also applied to financial statement schedule I – condensed financial information of parent company where relevant.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(a) Reverse recapitalization (cont.)

The par value of ordinary shares was adjusted retrospectively from $16 to $2, the subscription receivable was adjusted retrospectively from negative $16 to $nil, and the difference of $2 was adjusted retrospectively as addition paid-in capital as of December 31, 2018. The consolidated statements of changes in equity (deficit) for the year ended December 31 2018 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share – basic and diluted was adjusted retrospectively from 160,000,000 to 24,984,300 for the year ended December 31, 2018. The loss per share before and after the retrospective adjustments are as follows.

	Year ended December 31
	2018
	Before	After
	adjustment	adjustment
Net loss per share attributable to KAH's shareholders – basic and diluted:
Loss per share from continuing operations	(0.56)	(3.56)
Loss per share from discontinued operations	(0.00)	(0.02)
Net loss per share attributable to Kaixin Auto Holdings’ shareholders – basic and diluted	(0.56)	(3.58)

Upon the consummation of the SPAC Transaction, the assets and liabilities of KAH were recognized at carrying amount. After the redemption of ordinary shares of CM Seven Star before the closing of the SPAC Transaction, the net liabilities assumed by KAG were in the amount of $5,047, which were recorded as a reduction in additional paid-in capital. Assets and liabilities of KAH upon the consummation of the SPAC Transaction are as follows:

Cash	$6
Prepaid expenses and other current assets	123
Amounts due to Renren Inc.	(1,050)
Amounts due to SVF	(2,614)
Other liabilities	(1,512)
Net liabilities assumed by KAG as of April 30, 2019	$(5,047)

In addition, 19.5 million earnout shares (“Earnout Shares”) were issued and held in escrow at the closing of the SPAC Transaction. Renren isentitled to receive Earnout Shares as follows: (1) if KAH’s revenue for the year ended December 31, 2019 is greater than or equal to RMB5 billion, Renren is entitled to receive 1,950,000 ordinary shares of KAH; (2) if KAH’s adjusted EBITDA (net income or loss adjusted for i) the fair value change in contingent consideration, ii) share-based compensation expense, iii) interest expenses, iv) income tax expenses or benefit and v) depreciation) for the year ended December 31, 2019 is greater than or equal to RMB150,000, Renren is entitled to receive 3,900,000 ordinary shares of KAH, increasing proportionally to 7,800,000 ordinary shares if KAH’s adjusted EBITDA is greater than or equal to RMB200,000; and (3) if KAH’s adjusted EBITDA for the year ended December 31, 2020 is greater than or equal to RMB340,000, Renren is entitled to receive 4,875,000 ordinary shares of KAH, increasing proportionally to 9,750,000 ordinary shares if KAH’s adjusted EBITDA is greater than or equal to RMB480,000.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(a) Reverse recapitalization (cont.)

Notwithstanding the revenue and adjusted EBITDA achieved by KAH for any period, Renren will receive 9,750,000 Earnout Shares if the stock price of KAH is higher than $13.00 for any sixty days in any period of ninety consecutive trading days during a fifteen-month period following the closing, and will receive all the 19.5 million Earnout Shares if the stock price of KAH is higher than $13.50 for any sixty days in any period of ninety consecutive trading days during a thirty-month period following the closing.

Renren holds the rights of the 19.5 million Earnout Shares in escrow. Any unearned Earnout Shares will be surrendered to KAH. KAH will cancel all the surrendered Earnout Shares and accrued dividends if any.

On April 30, 2019, Renren also waived all the outstanding loans and receivables in the amount of $76,007 due from KAG and KAG’s subsidiaries without recourse by Renren or any of Renren’s subsidiaries upon consummation of the SPAC Transaction. In addition, Renren assumed and became responsible for all the contingent considerations derived from the acquisition of the dealership and after-sales service centers. The fair value of contingent consideration as of April 30, 2019 was $42,542. The release of these liabilities was recognized as a contribution from Renren, which was recognized as an increase in additional paid-in capital.

On November 13, 2020, the board of directors of KAH has proposed and approved to waive the satisfaction of the earnout shares release condition, and approved to release the Earnout Shares to Renren considering Renren waived all the outstanding loans and receivables upon the SPAC Transaction.

(b)Allocation of Expenses

The accompanying consolidated financial statements include the Company’s direct expenses. In addition, prior to January 1, 2019, there was an allocation of certain general and administrative expenses, research and development expenses, selling and marketing expenses and cost of revenues paid by Renren and not directly related to the Company’s used car trading business and financing business. These expenses consist primarily of share-based compensation expenses of senior management and shared marketing and management expenses, including accounting, administrative, marketing, internal control, legal support services, and other expenses to provide operating support to the related businesses. These allocations are made using a proportional cost allocation method and were based on revenues, headcount as well as estimates of time spent on the provision of services attributable to the Company. Since January 1, 2019, the Company has established its own operational functions and separated its operating expenses from its parent, Renren, except for three senior management of Renren continued to take management role of Kaixin before the consummation of the SPAC Transaction. The compensation expenses of the three senior management of Renren were allocated based on the estimated time spent on the services for the Company. After the SPAC Transaction, there is no more expense allocation from Renren due to the Company has separated from its parent.

The total cost of revenues, selling and marketing expenses, research and development expenses and general and administrative expenses allocated from Renren amounted to $23, $54, $204 and $5,394, respectively for the year ended December 31, 2018, and $109 of general and administrative expenses for the year ended December 31, 2019, and no expenses the year ended December 31, 2020. Income tax provision reflected in the Company’s consolidated statement of operations is calculated based on a separate return basis as if the Company had filed a separate tax return.

The allocated expenses above include share compensation cost under Renren’s share awards granted to Renren’s employees amounted to $2,390, $109 and $nil for the years ended December 31, 2018, 2019 and 2020, respectively, which have been reflected as capital contributions as of the date such expenses were originally allocated.

Management believes the basis and amounts of these allocations are reasonable. While the expenses allocated to the Company for these items are not necessarily indicative of the expenses that would have been incurred if the Company had been a separate, stand-alone entity, the Company does not believe that there is any significant difference between the nature and amounts of these allocated expenses and the expenses that would have been incurred if the Company had been a separate, stand-alone entity.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(c)Disruption in operations of Dealerships

In August 2018, Shandong Jieying Huaqi Auto Service Co. (“Ji’nan Dealership”, a subsidiary of the Company’s VIE’s) received a notice from the local police regarding an investigation of the dealership’s premises. Certain assets of Ji’nan Dealership were not accessible pursuant to the investigation. In connection with these events, the Company determined that it was probable that it cannot enforce the realization of inventory value and that suppliers to the Ji’nan Dealership were unable to fulfill the contract obligation by either delivering vehicles or returning money to the Company due to the ongoing investigation. As a result, the Company wrote off all inventory and advances to suppliers of the Ji’nan Dealership, which totaled US$ 5.7 million and US$16.1 million respectively in the third quarter of 2018. In addition, in November 2018, the Company agreed to transfer its equity interest in the Ji’nan Dealership and the related assets to an affiliate of Renren. In exchange, Renren has agreed to waive RMB133.8 million (approximately US$19.5 million) of related amounts due to Renren. The difference between the net book value of the assets transferred to Renren and the waived amount due to Renren was recorded by the Company as a capital contribution from Renren. Refer to Note 4 for further details.

Starting from 2019, due to disagreements with certain noncontrolling shareholders on operational matters, some noncontrolling shareholders detained the Company’s inventories in certain dealerships. Significant uncertainty also arose on the realizability and collectability of the prepayments to purchase used cars for these dealerships and amounts due from these noncontrolling shareholders. Considering the above facts and circumstances, the Company assessed the realizability of its inventory and assets related to all of its dealerships, and wrote down US$17,826 of inventory and wrote off US$22,282 of prepaid expenses and other current assets, which includes prepayments and amounts due from noncontrolling shareholders for the year ended December 31, 2019.

The Company has been negotiating with these noncontrolling shareholders who has such operational disagreements, and in the early of 2021, the Company reached settlement agreements with some of these noncontrolling shareholders where each of the respective noncontrolling shareholders agreed to repay a settlement amount to the Company. The total assets of each dealership or after-sales center primary consist of inventories, prepayment or other current assets due from noncontrolling shareholders. The Company recognized the settlement amount as the new basis of net assets as of December 31, 2020, since each of the settlement amounts was the net realizable amount or recoverable amount of total assets in the respective dealership or after-sales center.

If the settlement amount was greater than the book value of the net assets of each dealership or after-sales center as of December 31, 2020, the Company recorded the excess first to reduce the book value of liabilities due to noncontrolling shareholders as of December 31, 2020, and if there was still excess amounts after such reduction, the Company recognized the amount as a reduction of general and administrative expenses to recover the assets previously impaired in 2019.  The gain would not be more than the impairement amount recognized for the dealership in prior year. If the settlement amount was less than the book value of the net assets in the respective dealership or after-sales center, the Company recognized an impairment loss. The Company has classified the settlement amount in prepaid expenses and other current assetsand for those amounts due in the settlement greater than 12 months from December 31, 2020, the Company has classified them in other non-current assets.

As a result of the above negotiation efforts, the net impact on the recoverable amounts of the previously detained and impaired assets was $2,921, which have been recorded as a reduction of general and administrative expense for the year ended December 31, 2020.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(c)Disruption in operations of Dealerships (cont.)

Different from the above noncontrolling shareholders who have entered into settlement agreements with the Company, there are certain noncontrolling shareholders that the Company has not reached settlement agreements yet, but have still maintained a good business partnership with the Company.  These noncontrolling shareholders has signed and issued ownership statements certifiying the Company is the owner of certain inventories which also state a guaranteed amount of the inventories that the noncontrolling shareholders agreed to acknowledge for the purpose of a settlement. The Company believes the guaranteed amount is the minimum net recoverable amount of the various assets detained by these noncontrolling shareholders.  These amounts have been classified as prepaid expenses and other current assets as of December 31, 2020.

There are also 7 noncontrolling shareholders who have neither entered into settlement agreements, nor have issued ownership statements or equivalents to the Company. For such cases, the Company has full impaired the inventory and prepayments and other current assets due from these noncontrolling shareholders totaling $7,479 as of December 31, 2020.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d)VIE arrangements

As of December 31, 2020, Kaixin Auto Holdings’ major subsidiaries, VIEs and VIEs’ major subsidiaries are as follows:

Percentage of
	Later of date		legal ownership
	of incorporation	Place of	by Kaixin Auto
Name of Subsidiaries	or acquisition	incorporation	Holdings	Principal activities
Major subsidiaries:
Kaixin Auto Group	January 25, 2018	Cayman Islands	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Internet business
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Shanghai Renren Financial Leasing Co., Ltd. (“Shanghai Financial”)	May 25, 2015	PRC	100%	Financing business
Shanghai Renren Automotive Technology Group Co., Ltd. (“Shanghai Auto”)	August 18, 2017	PRC	100%	Investment holding
Shanghai Lingding Automobile Technology Co., Ltd.	March 3, 2018	PRC	100%	Used car trading business
Variable Interest Entities:
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Shanghai Jieying Automobile Sales Co., Ltd. (“Shanghai Jieying”)	February 27, 2017	PRC	N/A	Used car trading business
Major subsidiaries of Variable Interest Entities:
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Financing business
Shanghai Wangjing Investment Management Co., Ltd	April 20, 2015	PRC	N/A	Financing business
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Used car trading business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Used car trading business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Used car trading business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Used car trading business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Used car trading business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Used car trading business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Used car trading business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Used car trading business
Shanxi Jieying Weilan Automobile Sales and Service Co., Ltd.	March 13, 2018	PRC	N/A	Used car trading business

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d)The VIE arrangements (cont.)

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with these PRC regulations, the Company conducts substantially all of its businesses through its VIEs, Shanghai Changda and Shanghai Jieying, which are mainly engaged in the internet finance business and used car trading business, respectively, as well as its respective subsidiaries.

Shanghai Auto (“WFOE”), a wholly owned subsidiary of Jet Sound Hong Kong Company Limited, entered into a series of contractual arrangements with the VIEs that enable the Company to (1) have the power to direct the activities that most significantly affect the economic performance of the   VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the WFOE is considered the primary beneficiary of the VIEs and the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the WFOE is the primary beneficiary of the VIEs, the Company believes the WFOE’s rights under the terms of the exclusive option agreement provide it with a substantive kick-out right.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

More specifically, the Company believes the terms of the contractual agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. In particular, the Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the exclusive option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which the consent from Mr. Joseph Chen, who holds the most voting interests in Renren, is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholders of the VIEs and thus the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, the Company’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees at the sole discretion of the Company, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.

The VIEs and their subsidiaries hold the requisite licenses and permits necessary to conduct the Company’s business under the current business arrangements.

The contractual agreements below provide the Company with the power to direct the activities that most significantly affect the economic performance of the VIEs and enable the Company to receive substantially all of the economic benefits and absorb the losses of the VIEs.

(1)	Power of Attorney: The WFOE holds irrevocable power of attorney executed by the legal owners of the VIEs to exercise their voting rights on, including but not limited to dividend declaration, all matters at meetings of the legal owners of the VIEs and through such power of attorney has the right to control the operations of the VIEs. The power of attorney for Shanghai Jieying and Shanghai Changda became effective on August 18, 2017 and will remain effective as long as Shanghai Jieying and Shanghai Changda exist. The shareholders of Shanghai Jieying or Shanghai Changda do not have the right to terminate or revoke the power of attorney without the prior written consent of Shanghai Auto.
(2)	Business Operations Agreement: The business operations agreements specifically and explicitly grant the WFOE the principal operating decision making rights, such as the appointment of the directors and executive management, of the VIEs.

The terms of the business operations agreements are ten years and will be extended automatically for another ten years unless the WFOE provides a 30-day advance written notice to the VIEs and to each of the VIEs’ shareholders requesting not to extend the term three months prior   to the expiration dates of August 17, 2027. Neither the VIEs nor any of the VIEs’ shareholders may terminate the agreements during the terms or the extensions of the terms.

(3)	Exclusive Equity Option Agreement: Under the exclusive equity option agreement, the WFOE has the exclusive right to purchase the equity interests of the VIEs from the registered legal equity owners as far as PRC regulations permit a transfer of legal ownership to foreign ownership. The WFOE can exercise the purchase right at any portion and any time in the 10-year agreement period.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

Without the WFOE’s consent, the VIEs’ shareholders shall not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in the VIEs in any way. The equity option agreement will remain in full force and effect until the earlier of (i) the date on which all of the equity interests in the VIEs have been acquired by the respective WFOE or its designated representative(s); or (ii) the receipt of the 30-day advance written termination notice issued by the respective WFOE to the shareholders of the VIEs. The term of these agreements will be automatically renewed upon the extension of the term of the relevant exclusive equity option agreement.

(4)	Spousal Consent Agreement: The spouse of each of the shareholders of Shanghai Jieying and Shanghai Changda acknowledged that certain equity interests of Shanghai Jieying and Shanghai Changda, held by and registered in the name of his/her spouse would be disposed of pursuant to the loan agreement, equity option agreement and equity interest pledge agreement of which they were respectively a party, and they will not take any action to interfere with such arrangement, including claiming that such equity interests constitute property or communal property between his/her spouse and himself/herself.
(5)	Exclusive Technology Support and Technology Service Agreement: The WFOE and registered shareholders irrevocably agree that the WFOE shall be the exclusive technology service provider to the VIEs in return for a service fee, which is determined at the sole discretion of the WFOE.

The term of each agreement is ten years and will be extended automatically for another ten years unless terminated by the WFOE. The WFOE can terminate the agreement at any time by providing a three-month prior written notice. The VIEs are not permitted to terminate the agreements prior to the expiration of the terms by August 17, 2027, respectively, unless the WFOE fails to comply with any of their obligations under this agreement and such breach makes the WFOE unable to continue to perform the agreements.

(6)	Loan Agreements: Under loan agreements between the WFOE and each of the shareholders of the VIEs, the WFOE made interest-free loans to the shareholders of exclusively for the purpose of the initial capitalization and the subsequent financial needs of the VIEs. The loans can only be repaid with the proceeds derived from the sale of all of the equity interests in the VIEs to the WFOE or their designated representatives pursuant to the equity option agreements. The term of each of these loans is ten years from the actual drawing down of such loans by the shareholders of the VIEs, and will be automatically extended for another ten years unless a written notice to the contrary is given by the WFOE to the shareholders of the VIEs three months prior to the expiration of the loan agreements. The VIE shareholders undertake, among other things, not to transfer any of their respective equity interests in the VIEs to any third party.
(7)	Equity Interest Pledge Agreement: The shareholders of the VIEs have pledged all of their equity interests in the VIEs with their respective WFOE and the WFOE are entitled to certain rights to sell the pledged equity interests through auction or other means if the VIEs or the shareholders default in their obligations under other above-stated agreements.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

These agreements are substantially the same, and that the equity interest pledge has become effective and will expire on the earlier of (i) the date on which the VIEs and their shareholders have fully performed their obligations under the loan agreements, the exclusive technical service agreement, the intellectual property right license agreement and the equity option agreements; (ii) the enforcement of the pledge by the WFOE pursuant to the terms and conditions under this agreement to fully satisfy its rights under such agreements; or (iii) the completion of the transfer of all equity interests of the VIEs by the shareholders of the VIEs to another individual or legal entity designated by the WFOE pursuant to the equity option agreement and no equity interests of the VIEs are held by such shareholders.

Risks in relation to the VIE structure

The Company and the Company’s legal counsel believe that Shanghai Auto’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the WFOE, the VIEs and their subsidiaries;
●	Discontinue or restrict the operations of any related-party transactions among the WFOE, the VIEs and their subsidiaries;
●	Impose fines or other requirements on the WFOE, the VIEs and their subsidiaries;
●	Require the WFOE, the VIEs and their subsidiaries to revise the relevant ownership structure or restructure operations; and/or
●	Restrict or prohibit the Company’s use of the proceeds of the additional offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business, including its used car trading business and its financing services to used car dealerships,  may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and the VIEs’ subsidiaries and shareholders, and it may lose the ability to receive economic benefits from the VIEs and the VIEs’ subsidiaries.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

In addition, if the WFOE, VIEs and their subsidiaries or their shareholders fail to perform their obligations under the contractual arrangements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these contractual agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with the PRC legal procedures. The legal system in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these contractual agreements, the Company may not be able to exert effective control over its VIEs, and the Company’s ability to conduct its business may be negatively affected.

Certain shareholders of the VIEs are also shareholders of the Company. The interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example, by influencing the VIEs not to pay   the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs. The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs as beneficial shareholders of the VIEs should they act to the detriment of the Company. The Company relies on the current shareholders of VIEs whom also are directors and executive officers of the Company, to fulfill their fiduciary duties and abide by laws of Cayman Islands and act in the best interest of the Company or that conflicts will be resolved in the Company’s favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s ability to control the VIEs also depends on the power of attorney that the WFOE has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements after elimination of intercompany balances and transactions between the offshore companies, WFOE, VIEs and VIEs’ subsidiaries. As of December 31, 2019 and 2020, the balance of the amount payable by the VIEs and their subsidiaries to the WFOE related to the service fees were $ nil.

	As of December 31,
	2019	2020
Cash	$1,080	$108
Accounts receivable	203	—
Prepaid expenses and other current assets	27,083	43,536
Inventory	20,598	—
Total current assets	48,964	43,644
Property and equipment, net	146	41
Right-of-use assets	1,691	73
Total non-current assets	1,837	114
Total assets	$50,801	$43,758
Accounts payable	$4,035	$306
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Kaixin Auto Holdings of $7,900 and $nil as of December 31, 2019 and 2020, respectively)	14,630	13,116
Accrued expenses and other current liabilities	13,770	12,394
Amounts due to related parties	—	2,725
Advance from customers	1,622	—
Income tax payable	4,469	3,391
Deferred revenue	—	1,862
Lease liabilities - current	1,224	39
Total current liabilities	39,750	33,833
Lease liabilities - non-current	810	26
Total non-current liabilities	810	26
Total liabilities	$40,560	$33,859

	Years ended December 31,
	2018	2019	2020
Revenues	$428,492	$332,629	$32,823
Net loss	$(38,561)	$(2,151)	$(653)
Loss from discontinued operations	$(594)	$—	$—

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

(d) The VIE arrangements (cont.)

	Years ended December 31,
	2018	2019	2020
Net cash used in operating activities	$(8,433)	$(3,948)	$(395)
Net cash used in investing activities	$(9,980)	$(68)	$—
Net cash provided by (used in) financing activities	$22,193	$(1,205)	$(634)

The VIEs contributed an aggregate of 99.3%, 99.4% and 99.0% of the consolidated revenues for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIEs accounted for an aggregate of 93.4% and 90.3%, respectively, of the consolidated total assets, and 78.2% and 82.7%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash as of December 31, 2019 and 2020

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. The creditors of the VIEs who provided short-term loans of $nil to VIE have recourse to the general credit of WFOE. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.